Income Taxes (Schedule Of Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Taxes [Abstract]
Unrecognized tax benefits, beginning of year	$ 15.6	$ 11.8	$ 8.5
Gross increase - tax positions in prior period	0.9	3.4	3.2
Gross decrease - tax positions in prior period	(3.3)	(0.2)	(0.3)
Gross increase - tax positions in current period	2.4	0.9	1.1
Settlements	(0.4)		(0.7)
Lapse of statutes of limitations	(0.2)	(0.3)
Unrecognized tax benefits, end of year	$ 15.0	$ 15.6	$ 11.8